Stockholders' Deficit (Details 1) (Stock Options [Member], USD $)	12 Months Ended
Sep. 30, 2012
Schedule of options/warrants outstanding and exercisable
Options/Warrants outstanding	43,716,316
Options/Warrants Contractual Life	2 years 3 months 7 days
Options/Warrants exercisable	43,296,946
Weighted Average Remaining Contractual Life	2 years 3 months 4 days
$ 0.06 [Member]
Schedule of options/warrants outstanding and exercisable
Options/Warrants Exercise price	0.06
Options/Warrants outstanding	7,415,000
Options/Warrants Contractual Life	2 years 11 months 5 days
Options/Warrants exercisable	7,362,479
Weighted Average Remaining Contractual Life	2 years 11 months 5 days
$ 0.07 [Member]
Schedule of options/warrants outstanding and exercisable
Options/Warrants Exercise price	0.07
Options/Warrants outstanding	2,000,000
Options/Warrants Contractual Life	3 years 3 months
Options/Warrants exercisable	2,000,000
Weighted Average Remaining Contractual Life	3 years 3 months
$ 0.09 [Member]
Schedule of options/warrants outstanding and exercisable
Options/Warrants Exercise price	0.09
Options/Warrants outstanding	2,000,000
Options/Warrants Contractual Life	3 years 3 months
Options/Warrants exercisable	2,000,000
Weighted Average Remaining Contractual Life	3 years 3 months
$ 0.10 [Member]
Schedule of options/warrants outstanding and exercisable
Options/Warrants Exercise price	0.10
Options/Warrants outstanding	9,416,850
Options/Warrants Contractual Life	1 year 9 months 25 days
Options/Warrants exercisable	9,416,850
Weighted Average Remaining Contractual Life	1 year 9 months 25 days
$ 0.12 [Member]
Schedule of options/warrants outstanding and exercisable
Options/Warrants Exercise price	0.12
Options/Warrants outstanding	8,450,940
Options/Warrants Contractual Life	1 year 6 months 11 days
Options/Warrants exercisable	8,450,940
Weighted Average Remaining Contractual Life	1 year 6 months 11 days
$ 0.14 [Member]
Schedule of options/warrants outstanding and exercisable
Options/Warrants Exercise price	0.14
Options/Warrants outstanding	500,000
Options/Warrants Contractual Life	2 years 9 months 4 days
Options/Warrants exercisable	133,151
Weighted Average Remaining Contractual Life	2 years 9 months 4 days
$ 0.15 [Member]
Schedule of options/warrants outstanding and exercisable
Options/Warrants Exercise price	0.15
Options/Warrants outstanding	10,000,000
Options/Warrants Contractual Life	2 years 9 months 4 days
Options/Warrants exercisable	10,000,000
Weighted Average Remaining Contractual Life	2 years 9 months 4 days
$ 0.17 [Member]
Schedule of options/warrants outstanding and exercisable
Options/Warrants Exercise price	0.17
Options/Warrants outstanding	1,000,000
Options/Warrants Contractual Life	3 years 8 months 1 day
Options/Warrants exercisable	1,000,000
Weighted Average Remaining Contractual Life	3 years 8 months 1 day
$ 0.25 [Member]
Schedule of options/warrants outstanding and exercisable
Options/Warrants Exercise price	0.25
Options/Warrants outstanding	2,933,526
Options/Warrants Contractual Life	2 months 16 days
Options/Warrants exercisable	2,933,526
Weighted Average Remaining Contractual Life	2 months 16 days